SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (CNY)	3 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
PRC withholding tax on dividends
Withholding income tax rate (as a percent)		10.00%
Withholding income tax rate with Hong Kong as holding company (as a percent)		5.00%
Minimum equity interests held to be eligible for lower withholding tax rate (as a percent)		25.00%
Guarantees
Minimum period of interim financial guarantees to banking institutions	1 month
Maximum period of interim financial guarantees to banking institutions	6 months
Statutory reserves
Minimum required percentage of after tax profit appropriated to general reserve fund		10.00%
Threshold percentage of general reserve fund to registered capital		50.00%
Minimum required percentage of after tax profit appropriated to statutory surplus fund		10.00%
Threshold percentage of statutory surplus fund to registered capital		50.00%
Appropriations to general reserve funds and statutory surplus funds		0	0	4,422,426
Net income (loss) per share and per ADS
The number of ordinary shares represented by each ADS		45